INVESCO SECTOR FUNDS, INC.

           INVESCO Energy Fund - Investor Class, Class A, B, C, and K
     INVESCO Financial Services Fund - Investor Class, Class A, B, C, and K INVESCO Gold & Precious Metals Fund - Investor Class, Class A, B, C, and K
       INVESCO Health Sciences Fund - Investor Class, Class A, B, C, and K
           INVESCO Leisure Fund - Investor Class, Class A, B, C, and K
   INVESCO Real Estate Opportunity Fund - Investor Class, Class A, B, C, and K
         INVESCO Technology Fund - Investor Class, Class A, B, C, and K INVESCO Telecommunications Fund - Investor Class, Class A, B, C, and K
          INVESCO Utilities Fund - Investor Class, Class A, B, C, and K

     Supplement dated August 14, 2003 to the Prospectus dated August 1, 2003 as Supplemented August 1, 2003


The Board of Directors of INVESCO Sector Funds, Inc. (the "Company") approved, on August 12-13, 2003, a name change for the Company. Effective as of October 1, 2003, the name of the Company will be "AIM Sector Funds, Inc."

The Board of Directors of the Company also approved, on August 12-13, 2003, for each series portfolio of the Company (each a "Fund" and, collectively, the "Funds") a new investment advisory agreement between A I M Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for each Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), under which INVESCO Institutional will serve as sub-advisor for each Fund. INVESCO Institutional is an affiliate of INVESCO Funds Group, Inc. ("INVESCO"), which currently serves as the investment advisor for each Fund.

The proposed advisory and sub-advisory agreements relate to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended rationalizing and streamlining the contractual arrangements for the provision of investment advisory and administrative services to funds within The AIM Family of Funds(R) (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds"). The objective is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. The portfolio management teams for the Funds will not change nor will the advisory fees paid by the Funds change as a result of this restructuring.

The Board of Directors of the Company previously approved, on June 9, 2003, transactions in which INVESCO Real Estate Opportunity Fund would transfer all of its assets and liabilities to AIM Real Estate Fund, a series of AIM Advisor Funds, and in which INVESCO Telecommunications Fund would transfer all of its assets and liabilities to INVESCO Technology Fund, another series of the Company (each, a "Reorganization"). The Company will enter into the proposed advisory and subadvisory agreements for INVESCO Real Estate Opportunity Fund and INVESCO Telecommunications Fund, respectively, only if the applicable Reorganization is not approved by shareholders.

For each Fund, the proposed investment advisory agreement and the proposed sub-advisory agreement require the approval of such Fund's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on or around October 21, 2003. If approved by shareholders, the proposed investment advisory and sub-advisory agreements will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of a Fund do not approve both the proposed investment advisory and sub-advisory agreements, the current investment advisory agreement with INVESCO will continue in effect for such Fund.

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

--------------------------------------------------------------------------------
 SHAREHOLDERS INVESTED IN THE FOLLOWING      WILL BE OFFERED THE ABILITY TO
     CLASSES OF THE INVESCO FUNDS:       EXCHANGE INTO THE FOLLOWING CLASSES OF
                                                     THE AIM FUNDS:
--------------------------------------------------------------------------------
o  Investor Class Shares                 o  Class A Shares of Category I and
                                            II AIM Funds and AIM Tax-Exempt
o  Class A Shares(1)                        Cash Fund

                                         o  Class A3 Shares of all AIM Funds

                                         o  AIM Cash Reserve Shares of AIM
                                            Money Market Fund
--------------------------------------------------------------------------------
o  Class B Shares                        o  Class B Shares of all AIM Funds,
                                            with the exception of AIM Floating
                                            Rate Fund
--------------------------------------------------------------------------------
o  Class C Shares                        o  Class C Shares of all AIM Funds,
                                            with the exception of AIM Floating
                                            Rate Fund
--------------------------------------------------------------------------------
o  Institutional Class Shares            o  Institutional Class Shares of
                                            all AIM Retail Funds
--------------------------------------------------------------------------------
o  Class K Shares                        o  There is currently no like class
                                            of shares offered by the AIM Funds
--------------------------------------------------------------------------------







----------------------------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

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


--------------------------------------------------------------------------------
 SHAREHOLDERS INVESTED IN THE FOLLOWING      WILL BE OFFERED THE ABILITY TO
       CLASSES OF THE AIM FUNDS:         EXCHANGE INTO THE FOLLOWING CLASSES OF
                                                   THE INVESCO FUNDS:
--------------------------------------------------------------------------------
o  Class A Shares of all AIM Funds,      o  Class A Shares of all INVESCO
   with the exception of Class A Shares     Funds(2)
   of Category III Funds purchased at
   net asset value

o  Class A3 Shares of the AIM Funds

o  AIM Cash Reserve Shares of AIM
   Money Market Fund
--------------------------------------------------------------------------------
o  Class B Shares of all AIM Funds       o  Class B Shares of all INVESCO
                                            Funds
--------------------------------------------------------------------------------
o  Class C Shares of all AIM Funds       o  Class C Shares of all INVESCO
                                            Funds
--------------------------------------------------------------------------------
o  Institutional Class Shares of all     o  Institutional Class Shares of
   AIM Retail Funds                         all INVESCO Funds
--------------------------------------------------------------------------------
o  Class R Shares                        o  There is currently no like class
                                            of shares offered by the INVESCO
                                            Funds
--------------------------------------------------------------------------------


INVESCO Funds Group, Inc. intends to implement the changed market timing exchange policy described below.

The following policy governing exchanges is effective on or about November 10, 2003: you are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

THE INFORMATION IN THE FOLLOWING THREE PARAGRAPHS SUPERSEDES THE INFORMATION IN THE SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 1, 2003 RELATING TO RIGHTS OF
ACCUMULATION:



-----------------------------
(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

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

Effective August 18, 2003, the following replaces in its entirety the seventh paragraph appearing under the heading "How to Buy Shares - Sales Charges (Class A, B, C, and K Only)" in the prospectus:

RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above.

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